Label	Element	Value
Innovator Premium Income 10 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator Premium Income 10 Barrier ETF - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: 4,860.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.40%
Innovator Premium Income 10 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator Premium Income 10 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator Premium Income 10 Barrier ETF - July | S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: 491.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator Premium Income 10 Barrier ETF - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: 4,914.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(19.00%)